ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2014
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Schedule of components of accrued expenses and other current liabilities

	December 31,
	2013	2014
Payable of advertising fees	2,772	12,652
Payables for rental expenses	8,237	12,269
Advance from customers (i)	12,620	12,121
Business taxes and other tax payable	3,678	5,826
Accrued payroll, welfare and other social expenses	1,897	1,994
Amounts received on behalf of a film producer	—	1,773
Other accounts payable	1,700	1,717
Payable of distribution and promotion fees	536	1,075
Accrued professional fees	774	702
Deposits payable	421	557

Total	32,635	50,686

(i)	Advance from customers represents upfront payments received from customers for licensing fees.